Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]

	March 31, 202 2	March 31, 2021
Current
Term bank loans (Refer note (a), (b), (c), (d) below)	1,392,738	1,533,435
Other working capital facilities (Refer note (h), (i), (j) below)	4,868,255	3,295,986
Borrowings from others (Refer note (e), (f), (g) below)	850,076	937,220
	7,111,069	5,766,641
Non current
Term bank loans ( Refer note (a), (b), (c), (d) below )	4,139,500	2,344,951
Borrowings from others (Refer note (e), (f), (g) b elow)	3,629,622	1,297,637
	7,769,122	3,642,588